ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

(a)	Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(148)	$4	$3	$(141)
Other comprehensive income (loss)	37	2	(10)	29
Balance as at December 31, 2017	$(111)	$6	$(7)	$(112)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2016	$—	$—	$—	$—
Other comprehensive income (loss)	(21)	13	—	(8)
Ownership changes	—	—	(2)	(2)
Unit issuance / reorganization	(127)	(9)	5	(131)
Balance as at December 31, 2016	$(148)	$4	$3	$(141)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(b)	Attributable to General Partner and Special Limited Partners
Accumulated other comprehensive income attributable to general partner and special limited partners has not been disclosed as collectively these partners hold 8 units, thus the figures are immaterial.

(c)	Attributable to Non-controlling interest — Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(205)	$2	$6	$(197)
Other comprehensive income (loss)	40	2	(10)	32
Balance as at December 31, 2017	$(165)	$4	$(4)	$(165)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2016	$—	$—	$—	$—
Other comprehensive income (loss)	(24)	15	1	(8)
Ownership changes	—	—	(2)	(2)
Unit issuance / reorganization	(181)	(13)	7	(187)
Balance as at December 31, 2016	$(205)	$2	$6	$(197)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(d)	Attributable to Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2016	$(358)	$(35)	$33	$(360)
Other comprehensive income (loss)	53	13	(16)	50
Net increase/decrease in parent company investment	(3)	—	(5)	(8)
Balance as at Unit issuance/reorganization	308	22	(12)	318
Balance as at December 31, 2016	$—	$—	$—	$—
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2015	$(193)	$(12)	$—	$(205)
Other comprehensive income (loss)	(176)	(23)	36	(163)
Net increase/decrease in parent company investment	11	—	(3)	8
Balance as at Unit issuance/reorganization	—	—	—	—
Balance as at December 31, 2015	$(358)	$(35)	$33	$(360)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.